Expense Example	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	530	719	923	1,511	260	515	894	1,958	109	360	630	1,401	58	202	359	814	49	174	309	705	530	729	944	1,563	260	525	915	2,008	109	370	652	1,454	58	213	381	869	49	184	332	761	368	589	828	1,513	272	556	965	2,107	121	401	702	1,558	70	244	433	980	542	781	1,039	1,777	272	579	1,011	2,215	121	425	750	1,672	70	268	482	1,099